Convertible Notes Payable (Schedule of Convertible notes payable) (Details) (USD $)	1 Months Ended				9 Months Ended		9 Months Ended
	Mar. 31, 2013	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2014 Convertible note payable, dated March 31, 2013 [Member]	Jul. 31, 2013 Convertible note payable, dated March 31, 2013 [Member]	Apr. 30, 2014 Convertible note payable, dated October 31, 2013 [Member]	Apr. 30, 2014 Convertible note payable, dated November 30, 2013 [Member]	Apr. 30, 2014 Convertible note payable, dated January 31, 2014 [Member]
Short-term Debt [Line Items]
Total convertible notes payable		$ 842,663	$ 167,075		$ 124,759	$ 167,075	$ 516,920	$ 83,265	$ 117,719
Less: current portion of convertible notes payable		(124,759)
Less: discount on convertible notes payable		(674,252)	(139,153)
Long-term convertible notes payable, net of discount		$ 43,652	$ 27,922
Notes interest rate	10.00%	10.00%			10.00%		10.00%	10.00%	10.00%
Maturity date	Mar. 31, 2015				Mar. 31, 2015		Oct. 31, 2015	Nov. 30, 2015	Jan. 31, 2016
Debt conversion, price per share	$ 0.02				$ 0.02		$ 0.02	$ 0.01	$ 0.01